Exchange differences (net) (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exchange differences (net) [Abstract]
Revenue with Exchange variations	R$ 12,752,765	R$ 24,008,382	R$ 16,634,809
Expenses with Exchange Variations	(15,559,237)	(23,403,326)	(12,059,995)
Total	R$ (2,806,471)	R$ 605,056	R$ 4,574,814